Commitments and contractual obligations (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Contractual obligations relating to long-term debt	$ 186,270	$ 198,028
Long term debt, face value	$ 163,900	$ 163,900